Significant Accounting Policies - Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income and Expenses, Lessee [Abstract]
Expense for lease payments	$ 132	$ 117
Exploration and other equipment
Property, Plant and Equipment [Line Items]
Depreciation rate	30.00%
Office equipment
Property, Plant and Equipment [Line Items]
Depreciation rate	30.00%